Segment and Geographic Data (Tables)	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Reconciliation of Operating Profit (Loss) from Segments to Consolidated

Segment Results	2025	2024	2023
MedSurg and Neurotechnology	$13,692	$11,753	$10,558
Orthopaedics	$11,424	10,842	9,940
Net sales	$25,116	$22,595	$20,498
MedSurg and Neurotechnology	$5,253	$4,748	$4,338
Orthopaedics	$3,248	3,030	2,834
Cost of sales	$8,501	$7,778	$7,172
MedSurg and Neurotechnology	$890	$739	$663
Orthopaedics	$615	621	578
Segment research, development and engineering expenses	$1,505	$1,360	$1,241
MedSurg and Neurotechnology	$3,618	$2,912	$2,667
Orthopaedics	$3,291	3,250	3,066
Segment selling, general and administrative expenses	$6,909	$6,162	$5,733
MedSurg and Neurotechnology	$231	$211	$195
Orthopaedics	478	489	422
Segment depreciation and amortization	$709	$700	$617
Corporate and Other	125	109	98
Amortization of intangible assets	732	623	635
Total depreciation and amortization	$1,566	$1,432	$1,350
MedSurg and Neurotechnology	$3,700	$3,143	$2,695
Orthopaedics	3,792	3,452	3,040
Segment operating income	$7,492	$6,595	$5,735
Items not allocated to segments:
Corporate and Other	$(889)	$(880)	$(780)
Inventory stepped up to fair value	(173)	(46)	—
Acquisition and integration-related charges	(335)	(108)	(20)
Amortization of intangible assets	(732)	(623)	(635)
Structural optimization and other special charges	(191)	(138)	(170)
Goodwill and other impairments	(170)	(977)	(36)
Medical device regulation	(38)	(58)	(96)
Recall-related matters	(58)	(40)	(18)
Regulatory and legal matters	(17)	(36)	(92)
Consolidated operating income	$4,889	$3,689	$3,888

Sales and Other Financial Information by Business Segment

Segment Capital Spending
Purchases of property, plant and equipment:	2025	2024	2023
Orthopaedics	$351	$340	$225
MedSurg and Neurotechnology	165	166	137
Total segment purchases of property, plant and equipment	$516	$506	$362
Corporate and Other	245	249	213
Total purchases of property, plant and equipment	$761	$755	$575

Geographic Information on Net Sales and Long-Lived Assets

Geographic Information
	Net Sales			Net Property, Plant and Equipment
	2025	2024	2023	2025	2024
United States	$19,006	$16,943	$15,257	$2,084	$1,997
Europe, Middle East, Africa	3,181	2,897	2,618	1,562	1,260
Asia Pacific	2,164	2,020	1,946	97	75
Other countries	765	735	677	133	116
Total	$25,116	$22,595	$20,498	$3,876	$3,448